Long-term bank loans (Maturities of Long-term Debt) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Less: current portion of long-term bank loans	$ 82,240,161	$ 246,239,374
Total long-term bank loans	235,885,009	$ 13,859,800
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
2017	0
2018	112,704,960
2019	61,265,676
2020	0
2021 and thereafter	$ 144,154,534